Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Basic earnings per share
Net income attributable to equity shareholders		$ 423	$ 1,178	$ 1,864
Less: Preferred share dividends and distributions on other equity instruments		72	37	41
Net income attributable to common shareholders		$ 351	$ 1,141	$ 1,823
Weighted-average common shares outstanding		906,770	905,120	901,870
Basic earnings per share	[1]	$ 0.39	$ 1.26	$ 2.02
Diluted earnings per share
Net income attributable to common shareholders		$ 351	$ 1,141	$ 1,823
Weighted-average common shares outstanding		906,770	905,120	901,870
Add: Stock options potentially exercisable		711	1,182	2,839
Add: Equity-settled consideration		244	231	323
Weighted-average diluted common shares outstanding		907,725	906,533	905,032
Diluted earnings per share	[1]	$ 0.39	$ 1.26	$ 2.01

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.